Earnings Per Share - Schedule of Net Income (Loss) Per Share-Diluted Including Anti-Dilutive (Details) - shares	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Stock options outstanding to purchase shares of common stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock options outstanding to purchase shares of common stock	4,145,706
Public and Private Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock options outstanding to purchase shares of common stock	11,799,851
Earn-Out Liability [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock options outstanding to purchase shares of common stock	4,500,000